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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Silver Bridge Capital Management LLC
                 ------------------------------------
   Address:      60 State Street
                 ------------------------------------
                 Boston, MA 02109
                 ------------------------------------

Form 13F File Number: 028-03747
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kristin D. Fazio
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-526-5804
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Kristin D. Fazio         Boston, Massachusetts    May 15, 2009
   -------------------------------    ---------------------   -------------
           [Signature]                    [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 137
                                        --------------------

Form 13F Information Table Value Total: $384,440
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
            ITEM 1                 ITEM 2      ITEM 3    ITEM 4       ITEM 5       ITEM 6  ITEM 7          ITEM 8
  --------------------------       ------      ------    ------ ------------------ ------  ------ ------------------------
                                  TITLE OF               VALUE    SH/PRN  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
            ISSUER                 CLASS          CUSIP  (x100    AMOUNT  PRN CALL DISCRTN MGRS     SOLE    SHARED    NONE
3M COMPANY                         COM        88579Y101   4,221    84,886 SH       Sole              84,886
ABBOTT LABORATORIES                COM        002824100     492    10,315 SH       Sole              10,315
ACCENTURE LTD CL A                 CL A       G1150G111   5,448   198,191 SH       Sole             179,276          18,915
ACE LIMITED                        ORD        h0023r105   4,792   118,607 SH       Sole             110,652           7,955
AFLAC INC                          COM        001055102   4,250   219,544 SH       Sole             210,519           9,025
AIR PRODUCTS & CHEMICALS INC       COM        009158106     489     8,700 SH       Sole               8,700
ALLSTATE CORP                      COM        020002101     414    21,600 SH       Sole              21,600
AMERICAN EXPRESS COMPANY           COM        025816109   1,104    81,032 SH       Sole              81,032
AMGEN INC                          COM        031162100   6,765   136,604 SH       Sole             124,415          12,189
APACHE CORP                        COM        037411105     854    13,325 SH       Sole              13,325
APPLE INC                          COM        037833100   3,764    35,810 SH       Sole              32,147           3,663
AT&T INC                           COM        00206R102     493    19,572 SH       Sole              19,572
AUTOMATIC DATA PROCESS INC         COM        053015103     493    14,022 SH       Sole              14,022
BANK NEW YORK MELLON INC           COM        064058100   5,187   183,614 SH       Sole             161,194          22,420
BANK OF AMERICA CORP               COM        060505104     816   119,721 SH       Sole             119,721
BAXTER INTERNATIONAL INC           COM        071813109     557    10,876 SH       Sole              10,876
BECTON DICKINSON & COMPANY         COM        075887109   7,409   110,183 SH       Sole             102,291           7,892
BERKSHIRE HATHAWAY INC CL A        CL A       084670108   2,948        34 SH       Sole                  34
BERKSHIRE HATHAWAY INC CL B        CL B       084670207     457       162 SH       Sole                 162
BMC SOFTWARE                       COM        055921100   5,175   156,805 SH       Sole             137,053          19,752
BP PLC-SPONS ADR                 SPON ADR     055622104   1,263    31,486 SH       Sole              31,486
BRISTOL MYERS SQUIBB               COM        110122108   8,208   374,460 SH       Sole             374,460
CARNIVAL CORP                      COM        143658300     219    10,132 SH       Sole              10,132
CATERPILLAR INC                    COM        149123101     586    20,975 SH       Sole              20,975
CEDAR FAIR LP                  DEPOSITRY UNIT 150185106      93    10,000 SH       Sole              10,000
CELGENE CORP                       COM        151020104   3,391    76,380 SH       Sole              65,575          10,805
CHESAPEAKE ENERGY CORP             COM        165167107   5,919   346,941 SH       Sole             306,311          40,630
CHEVRONTEXACO CORP                 COM        166764100   7,734   115,022 SH       Sole             115,022
CISCO SYSTEMS INC                  COM        17275R102   8,401   500,974 SH       Sole             466,285          34,689
CLOROX COMPANY                     COM        189054109     418     8,118 SH       Sole               1,522           6,596
COCA COLA COMPANY                  COM        191216100     839    19,090 SH       Sole              19,090
COLGATE-PALMOLIVE COMPANY          COM        194162103   8,397   142,364 SH       Sole             134,258           8,106
CONOCOPHILLIPS                     COM        20825C104     572    14,600 SH       Sole              14,600
CONSOLIDATED EDISON                COM        209115104     859    21,695 SH       Sole              21,695
COOPER INDUSTRIES LTD-CL A         CL A       G24182100     445    17,192 SH       Sole               3,228          13,964
COSTCO WHOLESALE CORP              COM        22160K105     478    10,310 SH       Sole               1,915           8,395
COVIDIEN LTD                       COM        g2552x108     401    12,068 SH       Sole              12,068
CVS CORP                           COM        126650100   6,819   248,037 SH       Sole             224,771          23,266
DEAN FOODS COMPANY                 COM        242370104     431    23,824 SH       Sole               4,639          19,185
DELL INC                           COM        24702R101     342    36,079 SH       Sole              36,079
DISNEY, THE WALT COMPANY           COM        254687106     251    13,842 SH       Sole              13,842
DOLLAR TREE STORES                 COM        256746108     395     8,870 SH       Sole               8,870
DOVER CORP                         COM        260003108     485    18,403 SH       Sole               3,454          14,949
DYNEGY INC CL A                    CL A       26817G102      15    10,500 SH       Sole              10,500
EATON CORP                         COM        278058102   2,707    73,453 SH       Sole              73,453
ELI LILLY & COMPANY                COM        532457108     274     8,215 SH       Sole               8,215
EMERSON ELECTRIC COMPANY           COM        291011104   2,798    97,890 SH       Sole              97,890
ENERGY SELECT SECTOR SPDR ETF  SBI INT-ENERGY 81369Y506     242     5,690 SH       Sole               5,690
ENERGY TRANSFER EQUITY LP      COM UT LTF PTN 29273V100     330    15,600 SH       Sole              15,600
ENSCO INTERNATIONAL INC.           COM        26874Q100   2,572    97,414 SH       Sole              97,414
ENTERPRISE GP HOLDINGS LP      UNIT LP INT    293716106     226    10,000 SH       Sole              10,000
EOG RESOURCES INC                  COM        26875P101     418     7,628 SH       Sole               1,424           6,204
EXXON MOBIL CORP                   COM        30231G102  19,377   284,542 SH       Sole             284,542
FEDEX CORP                         COM        31428X106     298     6,695 SH       Sole               1,258           5,437
FIRST SOLAR INC                    COM        336433107     506     3,810 SH       Sole                 720           3,090
FLUOR CORP                         COM        343412102     325     9,395 SH       Sole               1,805           7,590
FPL GROUP INC                      COM        302571104   1,545    30,450 SH       Sole              30,450

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
FRANKLIN STREET PROPERTIES         COM        35471R106   1,310   106,508 SH       Sole             106,508
GENERAL ELECTRIC COMPANY           COM        369604103   8,139   805,084 SH       Sole             805,084
GENERAL MILLS INC                  COM        370334104     216     4,340 SH       Sole               4,340
GENZYME CORP COMPANY               COM        372917104   1,722    29,000 SH       Sole              29,000
GILEAD SCIENCES INC                COM        375558103     762    16,450 SH       Sole              16,450
GLAXOSMITHKLINE PLC-SPONS ADR    SPON ADR     37733W105     252     8,118 SH       Sole               8,118
GOLDCORP INC                       COM        380956409     355    10,667 SH       Sole              10,667
HESS CORPORATION                   COM        42809H107     444     8,200 SH       Sole               8,200
HEWLETT PACKARD COMPANY            COM        428236103     633    19,744 SH       Sole               9,801           9,943
HOLOGIC INC                        COM        436440101   2,895   221,188 SH       Sole             199,242          21,946
HONEYWELL INTERNATIONAL INC        COM        438516106     710    25,471 SH       Sole              25,471
IBM CORP                           COM        459200101  17,975   185,523 SH       Sole             185,523
ILLINOIS TOOL WORKS INC            COM        452308109     607    19,660 SH       Sole              19,660
INGERSOLL-RAND COMP CL A         Class A      G4776G101     319    23,107 SH       Sole              23,107
INTEL CORP                         COM        458140100   4,688   311,934 SH       Sole             311,934
ISHARES MSCI EAFE              MSCI EAFE IDX  464287465  16,911   449,873 SH       Sole             449,498             375
ISHARES MSCI EAFE GROWTH       MSCI GRW IDX   464288885   1,134    29,300 SH       Sole              29,300
ISHARES MSCI EAFE VALUE        MSCI VAL IDX   464288877   1,064    32,120 SH       Sole              32,120
ISHARES MSCI EMERGING MARKETS  MSCI EMERG MKT 464287234   8,520   343,419 SH       Sole             342,859             560
ISHARES MSCI JAPAN              MSCI JAPAN    464286848     246    31,185 SH       Sole              31,185
ISHARES RUSSELL 2000           RUSSELL 2000   464287655  11,603   275,936 SH       Sole             275,041             895
ISHARES RUSSELL 3000 INDEX FUN RUSSELL 3000   464287689     232     5,065 SH       Sole               5,065
ISHARES S&P 500/GROWTH          S&P500 GRW    464287309     456    10,900 SH       Sole              10,900
JOHNSON & JOHNSON                  COM        478160104  16,440   312,550 SH       Sole             312,550
JP MORGAN CHASE & COMPANY          COM        46625H100   6,263   235,636 SH       Sole             218,981          16,655
KELLOGG COMPANY                    COM        487836108     593    16,185 SH       Sole               3,525          12,660
KIMBERLY CLARK CORP                COM        494368103     224     4,848 SH       Sole               4,848
KIMCO REALTY CORP                  COM        49446R109     217    28,499 SH       Sole              28,499
KINROSS GOLD CORP               COM NO PAR    496902404     357    20,000 SH       Sole              20,000
KRAFT FOODS INC CL A               CL A       50075N104   3,350   150,309 SH       Sole             150,309
L-3 COMMUNICATIONS HOLDINGS IN     COM        502424104   4,436    65,426 SH       Sole              57,643           7,783
LOCKHEED MARTIN CORP               COM        539830109   1,035    15,000 SH       Sole              15,000
MCDONALDS CORP                     COM        580135101   7,887   144,531 SH       Sole             132,029          12,502
MEDCO HEALTH SOLUTIONS INC         COM        58405U102     587    14,209 SH       Sole              14,209
MEDTRONIC INC                      COM        585055106   3,324   112,778 SH       Sole             105,914           6,864
MEMC ELECTRONIC MATERIALS          COM        552715104   1,976   119,847 SH       Sole             119,847
MICROSOFT CORP                     COM        594918104   9,228   502,335 SH       Sole             467,538          34,797
MONSANTO COMPANY                   COM        61166W101   3,453    41,549 SH       Sole              41,549
NIKE INC CL B                    Class B      654106103   6,171   131,609 SH       Sole             125,224           6,385
NOBLE CORP                         COM        H5833N103     628    26,053 SH       Sole               4,939          21,114
NORFOLK SOUTHERN CORP              COM        655844108     481    14,260 SH       Sole              14,260
NORTHERN TRUST CORP                COM        665859104     377     6,305 SH       Sole               1,165           5,140
NUSTAR GP HOLDINGS LLC         UNIT RESTG LLC 67059L102     476    23,100 SH       Sole              23,100
OCCIDENTAL PETROLEUM CORP          COM        674599105   1,551    27,869 SH       Sole              27,869
ORACLE CORP                        COM        68389X105   1,676    92,738 SH       Sole              92,738
PENN VIRGINIA GROUP LP         COM UNIT R LIM 70788P105     119    10,000 SH       Sole              10,000
PEPSICO INC                        COM        713448108   3,956    76,846 SH       Sole              76,846
PFIZER INC                         COM        717081103   1,144    84,028 SH       Sole              84,028
PHILIP MORRIS INTERNATIONAL        COM        718172109   3,067    86,200 SH       Sole              86,200
PPL CORP                           COM        69351T106     216     7,526 SH       Sole               7,526
PROCTER & GAMBLE COMPANY           COM        742718109  13,557   287,897 SH       Sole             287,897
QUALCOMM INC                       COM        747525103     416    10,680 SH       Sole               2,050           8,630
QUEST DIAGNOSTICS INC              COM        74834L100     408     8,598 SH       Sole               8,598
QUESTAR CORP                       COM        748356102     659    22,390 SH       Sole              22,390
REGENCY ENERGY PARTNERS LP     COM UNITS L P  75885Y107     145    11,600 SH       Sole              11,600
RESEARCH IN MOTION LIMITED         COM        760975102   4,078    94,585 SH       Sole              84,415          10,170
ROYAL DUTCH SHELL PLC-ADR A     SPON ADR A    780259206     528    11,915 SH       Sole              11,915

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
SCHLUMBERGER LTD                   COM        806857108   5,074   124,909 SH       Sole             112,993          11,916
SHERWIN-WILLIAMS COMPANY           COM        824348106     516     9,922 SH       Sole               9,922
SPDR TRUST SER 1                UNIT SER 1    78462f103   6,532    82,138 SH       Sole              81,318             820
STANDEX INTERNATIONAL CORP         COM        854231107   1,021   110,950 SH       Sole             110,950
STATE STREET CORP                  COM        857477103   3,468   112,663 SH       Sole             103,493           9,170
STRYKER CORP                       COM        863667101     542    15,930 SH       Sole               4,590          11,340
SYSCO CORP                         COM        871829107     226     9,900 SH       Sole               9,900
TARGET CORP                        COM        87612E106   3,503   101,860 SH       Sole              87,279          14,581
TEVA PHARMACEUTICAL-SPONS ADR      ADR        881624209   7,633   169,430 SH       Sole             154,809          14,621
TEXAS INSTRUMENTS INC              COM        882508104     627    37,949 SH       Sole              13,145          24,804
THOMAS & BETTS CORP                COM        884315102     574    22,943 SH       Sole               4,275          18,668
TRANSOCEAN INC                     COM        h8817h100   3,350    56,930 SH       Sole              47,576           9,354
UNION PACIFIC CORP                 COM        907818108   1,558    37,898 SH       Sole              37,898
UNITED HEALTH GROUP INC            COM        91324P102     485    23,172 SH       Sole              23,172
UNITED TECHNOLOGIES CORP           COM        913017109   8,195   190,679 SH       Sole             190,679
US BANCORP                         COM        902973304     498    34,104 SH       Sole              34,104
VANGUARD ENERGY VIPERS ETF      ENERGY ETF    92204A306     235     3,900 SH       Sole               3,900
VERIZON COMMUNICATIONS INC         COM        92343V104   7,293   241,474 SH       Sole             222,024          19,450
WAL MART STORES INC                COM        931142103   3,764    72,250 SH       Sole              72,250
WALGREEN COMPANY                   COM        931422109     304    11,724 SH       Sole              11,724
WELLS FARGO & COMPANY              COM        949746101   3,531   247,972 SH       Sole             236,269          11,703
WYETH                              COM        983024100     462    10,736 SH       Sole              10,736
YAMANA GOLD INC                    COM        98462Y100     126    13,600 SH       Sole              13,600